Schedule of Difference in Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Computed expected federal tax benefit (expense)					$ (4)	$ 3,072
(Decrease) Increase in valuation allowance						(1,098)
State income, net of federal benefit					367	278
Non-U.S. income taxed at different rates					(196)	322
Intercompany Gain					738
Unrecognized tax benefits						309
Other					(189)
Total income tax expense	$ 0	$ (131)	$ (136)	$ 915	$ 716	$ 2,883